Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Critical accounting policies and estimates
Net insurance and reinsurance contract balances impacted by fulfilment cash flows		$ (137,400)
Profit (loss) before tax, attributable to shareholders		2,097	$ (643)	[1]	$ 2,676
Profit (loss) before tax	[2]	2,272	(519)	[1],[3]	3,018
Adjusted operating profit		2,893	$ 2,722		$ 3,233
Operating segments
Critical accounting policies and estimates
Adjusted operating profit		$ 3,517

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.